Income Taxes - Reconciliation of the Expected Income Tax (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U. S. statutory income tax rate		21.00%	21.00%	21.00%
Non-deductible expenses:
Non-deductible stock awards		(0.60%)	(0.60%)	(1.90%)
Non-deductible impairment or disposal of goodwill		(10.50%)	(3.70%)	0.00%
Non-deductible acquisition costs		(0.70%)	0.00%	0.00%
Non-deductible officers' compensation		(0.60%)	0.00%	0.00%
Non-deductible interest expenses		(0.20%)	(2.00%)	(1.20%)
Additional tax cost basis on disposal of subsidiary		0.40%	0.00%	0.00%
Expiration of and disposal of subsidiary NOL carryovers		(0.50%)	0.00%	0.00%
Change in state tax rates due to change in state apportionment		1.10%	1.30%	0.00%
Increase in valuation allowance	100.00%	(10.30%)	(15.70%)	(16.40%)
Tax rate differential(state and foreign)		5.00%	1.30%	(0.50%)
Non-taxable gain Non-deductible (loss) on contingent consideration		0.90%	1.10%	(1.10%)
Others		(0.60%)	0.20%	(0.30%)
Effective income tax rate		4.40%	2.90%	(0.40%)